CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2015
CONVERTIBLE BONDS
CONVERTIBLE BONDS

12. CONVERTIBLE BONDS

On May 6, 2011, the Company issued convertible promissory notes with a principal amount of RMB45,551,800 (US$7,000,000) to two investors (the “2011 Notes”). On June 10, 2011, the Company issued RMB227,155,436 (US$35,000,000) in convertible bonds (“CB”) due in June 2013 for cash of RMB181,603,636 (US$28,000,000) and the conversion of previously issued 2011 Notes to both existing shareholders and new investors. The CBs were guaranteed by the Founder, Ray Ruiping Zhang, and bore cash interest at 8% per annum payable annually.

Redemption

The CBs were redeemable in the event of default or at maturity at an amount equal to the sum of (i) the subscription price, (ii) cash interest payment accrued and outstanding, and (iii) an amount equal to an internal return rate of 15% per annum less interest previously paid and interest accrued and outstanding (“Redemption Amount”). An event of default includes, among other things, the failure to pay principal or interest when due, failure to comply with certain non-financial covenants, or any payment default on indebtedness in excess of US$2,000,000. In addition, in the event of a winding up or liquidation of the Company, the CB holders would be paid, in preference to preferred and common shareholders, an amount equal to the Redemption Amount.

Conversion

The CB outstanding principal plus accrued and unpaid interest was convertible into common shares at any time during the conversion period of two years at a price of (i) US$4.67 if the conversion occurred within 12 months, and (ii) US$3.89 if conversion occurred between 12 to 24 months. The conversion price was subject to adjustment in the event of merger or similar event, stock split, consolidation or issuance of common shares at a price per share less than the conversion price in effect on the date of, or immediately prior to, such issuance, in which case the conversion price shall be reduced concurrently to the subscription price of such issuance. The CBs provided for automatic conversion in full immediately prior to the time of listing and trading of the shares of the Company commencing pursuant to a qualified initial public offering meeting certain specified criteria in the CB agreements.

The issuance of a portion of the CBs represented an extinguishment of the 2011 Notes, as the difference between the fair value of the embedded conversion option under the 2011 Notes and the embedded conversion option under the CBs was greater than 10% of the carrying value of the 2011 Notes at the exchange date. As such, the Company recorded the portion of the CB related to the extinguishment of the 2011 Notes of RMB45,551,800 (US$7,000,000) at its fair value of RMB57,092,127 (US$8,782,400) and recognized a loss on extinguishment of RMB11,540,327 (US$1,782,400) as a component of other expense in the consolidated statements of comprehensive income (loss). The Company assessed the existence of a beneficial conversion feature in the CB and recognized a beneficial conversion feature of RMB327,425 at the extinguishment date of June 10, 2011.

With regard to the RMB181,603,636 (US$28,000,000) in principal not associated with the 2011 Notes extinguishment, as the fair value of the Company’s common shares on June 10, 2011 exceeded the effective conversion price, the Company recognized a beneficial conversion feature as an adjustment to the carrying value of the CB (the “Principal BCF”) of RMB40,145,505 (US$7,341,902) and credit to additional paid-in capital, calculated as the excess of the fair value of its common shares of US$4.91 over the effective conversion price of US$3.89, multiplied by the number of common shares into which the RMB181,603,636 (US$28,000,000) converts. The Principal BCF was amortized using the effective interest method through the maturity date of June 10, 2013.

In addition, since accrued and unpaid interest was convertible into common shares at the option of the CB holder upon the exercise of the conversion option, the Company determined whether or not a beneficial conversion feature existed at the end of each calendar quarter (“Interest BCF”) by comparing the difference between the average fair value of the Company’s common shares during the quarter and the effective conversion price of US$3.89.

Protective right

The CB holders had protective rights over the incurrence of indebtedness exceeding US$1,000,000, other than in the ordinary course of business.

Modification of CB

The Company’s CB with a total principal amount of US$35,000,000 matured on June 10, 2013. On that day, the Company repaid US$17,000,000 of CB in cash based on the proportionate Redemption Amount under the original terms of the CB. The holders of remaining US$18,000,000 CB, all of which were also holders of the Series A through Series C Preferred Shares, agreed to extend the maturity date of the CB to July 10, 2013 with no interest charged during the extension period. On July 10, 2013, the Company and the CB holders agreed to extend the maturity of the US$18,000,000 CB for an additional month and granted the Company the option to repay the CB in cash or through issuance of common shares at a per share price of US$3.89. Subsequently, the parties then agreed to extend the maturity date until ongoing negotiations were completed amongst investors of 2013 Notes (see Note 13), CB and Preferred Shares (see Note 14). Those ongoing negotiations were completed on October 9, 2013 when the Company modified the CB conversion clause such that the CB was convertible into Class A shares (see Note 14). On the same day, immediately after the conversion clause modification, the CB (including principal and unpaid accrued interest), along with 2013 Notes, was converted to 10,427,373 shares of Class A shares in total as agreed by the holders of outstanding CB and 2013 Notes. Additionally, on the same day, all of the CB holders also agreed to extend the redemption date of their Preferred Shares.

The Company assessed the accounting impact of each amendment resulting from the broader negotiations between the Company and the Preferred Shareholders who were also holders of the CB. The Company first accounted for the extension of maturity for one month as a debt modification given the immaterial change in the timing of cash flows (without the impact of the conversion option) and in the fair value of the embedded conversion option due to the one-month extension. The Company then evaluated the second amendment in July 2013 and concluded that the second amendment should be treated as an extinguishment of the CB due to the substantive conversion feature added. Given that all of the CB holders were also existing preferred shareholders, the modification of the CB was accounted for as a capital transaction and the Company recognized a deemed contribution from the CB holders of RMB16,750,848 (US$2,717,000). Lastly, when the Company finalized its negotiations with the CB, 2013 Notes and Preferred Shareholders, the Company agreed to modify the conversion clause in order for the CB to become convertible into Class A shares in October 2013, such conversion option was exercised on the same day and the issuance of Class A shares was a legal extinguishment of the CB. Since the last negotiation was merely a continuation of the prior negotiations and all of the CB holders were also holders of Preferred Shares that were modified concurrently as part of a broader equity restructuring, the Company recorded a deemed distribution to the CB holders of RMB21,124,835 (US$3,448,215) in connection with the amendment of the conversion clause.